Segmental information - Category analysis (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Sales	£ 13,219	£ 11,753
Spirits
Disclosure of products and services [line items]
Sales	10,925	9,680
Beer
Disclosure of products and services [line items]
Sales	1,702	1,520
Ready To Drink
Disclosure of products and services [line items]
Sales	478	418
Other
Disclosure of products and services [line items]
Sales	£ 114	£ 135